Related Party Transactions (Details) - USD ($)					1 Months Ended				3 Months Ended		6 Months Ended
		Jun. 30, 2015	Jun. 25, 2015	Jan. 20, 2015	May. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Mar. 31, 2014	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Nov. 30, 2012	Apr. 30, 2011
Related Party Transaction [Line Items]
Management and administrative services revenue	[1]								$ 3,222,000	$ 2,748,000	$ 6,545,000	$ 5,178,000
Voyage expenses									(14,801,000)	(11,785,000)	(29,338,000)	(25,552,000)
Amortization of guarantee											(2,427,000)	1,093,000
Voyage Expenses	[1]								21,424,000	3,241,000	45,131,000	9,355,000
Equity Method Investee
Related Party Transaction [Line Items]
Management and administrative services revenue									592,000	758,000	1,329,000	1,410,000
Ship management fees revenue									1,827,000	1,768,000	3,655,000	3,768,000
Voyage expenses									(13,189,000)	0	(32,239,000)	0
Interest income on Eskimo vendor loan									1,686,000	0	3,038,000	0
Net revenue from related parties									(9,084,000)	$ 2,526,000	(24,217,000)	5,178,000
Due from (to) related party		$ 113,815,000							113,815,000		113,815,000		$ 29,851,000
Equity Method Investee | Trading balances due to Golar and affiliates
Related Party Transaction [Line Items]
Due from (to) related party		16,936,000							16,936,000		16,936,000		13,337,000
Equity Method Investee | Methane Princess security lease deposit movement
Related Party Transaction [Line Items]
Due from (to) related party		(3,121,000)							(3,121,000)		(3,121,000)		(3,486,000)
Equity Method Investee | Revolving credit facility
Related Party Transaction [Line Items]
Due from (to) related party		0							0		0		20,000,000
Equity Method Investee | Vendor Loan
Related Party Transaction [Line Items]
Due from (to) related party		100,000,000							100,000,000		100,000,000		0
Golar Eskimo
Related Party Transaction [Line Items]
Total consideration received							$ 390,000,000
Consideration received							227,170,000
Golar Igloo
Related Party Transaction [Line Items]
Total consideration received								$ 310,000,000
Consideration received								$ 156,001,000
Related Parties Excluding Global Partners
Related Party Transaction [Line Items]
Due from (to) related party		$ 80,000							$ 80,000		80,000		(1,394,000)
Net income (expenses) from related party transactions											$ (3,123,000)	(7,204,000)
Golar Management | Affiliated Entity
Related Party Transaction [Line Items]
Management fee rate											5.00%
Termination of related party agreement, period of written notice											120 days
Frontline Ltd. and subsidiaries (Frontline)
Related Party Transaction [Line Items]
Net income (expenses) from related party transactions											$ 0	(110,000)
Ship Finance AS (Ship Finance)
Related Party Transaction [Line Items]
Net income (expenses) from related party transactions											0	41,000
Seatankers Management Company Limited (Seatankers)
Related Party Transaction [Line Items]
Net income (expenses) from related party transactions											0	(8,000)
Seadrill Ltd and subsidiaries (Seadrill)
Related Party Transaction [Line Items]
Net income (expenses) from related party transactions											$ 0	103,000
Golar Wilhemsen
Related Party Transaction [Line Items]
Ownership percentage		60.00%							60.00%		60.00%
Golar Wilhemsen | Equity Method Investee
Related Party Transaction [Line Items]
Due from (to) related party		$ 80,000							$ 80,000		$ 80,000		(1,394,000)
Net income (expenses) from related party transactions											$ (3,123,000)	$ (7,230,000)
Golar LNG Partners
Related Party Transaction [Line Items]
Ownership percentage		30.00%							30.00%		30.00%
Golar LNG Partners | Equity Method Investee
Related Party Transaction [Line Items]
Option exercised hire rate paid						75.00%
Golar LNG Partners | Equity Method Investee | Golar Grand Option
Related Party Transaction [Line Items]
Voyage Expenses									$ 1,500,000		$ 19,400,000
Golar LNG Partners | Equity Method Investee | Right to Use Vessel
Related Party Transaction [Line Items]
Payment to related party											12,800,000
Aggregate amount of related party transaction				$ 22,000,000
Related party transaction, term				10 years
Duration of voyage charter in related party transaction					20 days
Golar LNG Partners | Equity Method Investee | Revolving credit facility
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party loan													20,000,000.0			$ 20,000,000
Golar LNG Partners | Equity Method Investee | Vendor Loan
Related Party Transaction [Line Items]
Related party transaction, term				2 years
Golar LNG Partners | Golar Eskimo | Equity Method Investee
Related Party Transaction [Line Items]
Total consideration received				$ 390,000,000
Consideration received							7,200,000
Golar LNG Partners | Golar Eskimo | Equity Method Investee | Vendor Loan
Related Party Transaction [Line Items]
Consideration received				$ 220,000,000			$ 220,000,000
Proceeds received from related party repayment of loan		$ 20,000,000	$ 100,000,000
Golar LNG Partners | Golar Igloo | Equity Method Investee
Related Party Transaction [Line Items]
Total consideration received														$ 310,000,000
Golar LNG Partners | London Interbank Offered Rate (LIBOR) | Equity Method Investee | Vendor Loan
Related Party Transaction [Line Items]
Related party loan, basis on spread				2.84%
Golar LNG Partners | Guarantee to Charter Vessel | Equity Method Investee | Golar Grand Option
Related Party Transaction [Line Items]
Increase in incremental guarantor liability											8,800,000
Guarantor obligation		$ 13,700,000							$ 13,700,000		13,700,000		$ 15,200,000		$ 7,200,000
Amortization of guarantee											$ 1,500,000

[1]	This includes amounts arising from transactions with related parties. (See note 17)